Cover	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	PELAGOS INSURANCE CAPITAL LIMITED
Entity Central Index Key	0001636639
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q1
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Current Fiscal Year End Date	--12-31